Business Combination	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Business combination

Note 4 — Business combination

Acquisition of Younike

On December 23, 2022, Shenzhen Viwotong entered into Acquisition Framework Agreement to acquire 100% equity interests of Beijing Younike Information Technology Co., Ltd. (“Younike”), a provider of advertising services. The aggregate purchase price is RMB 0 and the transaction consummated on January 1, 2023.

The Company’s acquisitions of Younike was accounted for as business combination in accordance with ASC 805. The Company then allocated the fair value of consideration of Younike based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the Business Combination standard issued by the FASB with the valuation methodologies using level 3 inputs, except for other current assets and current liabilities were valued using the cost approach. Management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed and intangible assets identified as of the acquisition. Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in general and administrative expense.

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of Younike and translated the fair value from USD to RMB using the exchange rate on January 1, 2023 at the rate of USD 1.00 to RMB 6.9646.

	Fair value	Fair value
	RMB	USD
Cash	21,936	3,149
Other current assets	4,821,002	692,215
Current liabilities	(4,842,938)	(695,364)
Total consideration	-	-

Acquisitions of Bimai

On September 23, 2022, Viwotong Tech entered into Acquisition Framework Agreement to acquire 100% equity interests of Guangzhou Bimai Network Technology Co., Ltd. (“Bimai”), a provider of advertising services. The aggregate purchase price is RMB 2 (USD 0.3) and the transaction consummated on September 23, 2022.

The Company’s acquisitions of Bimai accounted for as business combination in accordance with ASC 805. The Company then allocated the fair value of consideration of Bimai based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the Business Combination standard issued by the FASB with the valuation methodologies using level 3 inputs, except for other current assets and current liabilities were valued using the cost approach. Management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed and intangible assets identified as of the acquisition. Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in general and administrative expense.

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of Bimai and translated the fair value from USD to RMB using the exchange rate on September 23, 2022 at the rate of USD 1.00 to RMB 6.9920 and the net purchase price allocation on the date of the acquisition.

	Fair value	Fair value
	RMB	USD
Cash	2,035	291
Other current assets	2,213,241	316,539
Current liabilities	(2,215,276)	(316,830)
Total consideration	-	-

The amount of revenue and net loss that resulted from the acquisitions were approximately RMB 4.6 million (USD 0.7 million) and RMB 0.6 million (USD 0.1 million) during the years ended December 31, 2022.

On January 1, 2023, Viwotong Tech entered into an equity transfer agreement to transfer 100% of the issued share capital of Bimai to one unrelated individual at RMB 0. The disposal resulted in a loss from disposal of approximately RMB 1.1 million (USD 0.2 million).

Acquisitions of Shenzhen Yichong, Shenzhen Shengtang and Shenzhen Yaodi

On January 22, 2021, Shenzhen ICinit purchased 100% equity interests of Shenzhen Yichong Micro-Electronic Technology Co., Ltd. (“Shenzhen Yichong”), together with its 80% owned subsidiary, Shenzhen Saineng Micro-Electronic Electronic Co., Ltd. (“Shenzhen Saineng”), a provider of electronic components, for RMB 2 (approximately USD 0.3). On March 1, 2021, Shenzhen ICinit purchased 100% equity interests of Shenzhen Shengtang Micro-Electronic Technology Co. (“Shenzhen Shengtang”), Ltd., a provider of electronic components, for RMB 2 (approximately USD 0.3). On May 28, 2021, Shenzhen ICinit purchased 100% equity interests of Tianjin Yaodi Tomorrow Technology Co. (“Shenzhen Yaodi”), Ltd., a provider of electronic components, for RMB 2 (approximately USD 0.3).

The Company’s acquisitions of Shenzhen Yichong, Shenzhen Shengtang and Shenzhen Yaodi were accounted for as business combination in accordance with ASC 805. The Company then allocated the fair value of consideration of Shenzhen Yichong, Shenzhen Shengtang and Shenzhen Yaodi based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the Business Combination standard issued by the FASB with the valuation methodologies using level 3 inputs, except for other current assets and current liabilities were valued using the cost approach. Management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed and intangible assets identified as of the acquisition date and considered a number of factors including valuations from independent appraisers. Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in general and administrative expense.

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of Shenzhen Yichong and translated the fair value from USD to RMB using the exchange rate on January 22, 2021 at the rate of USD 1.00 to RMB 6.4617, the net purchase price allocation on the date of the acquisition of Shenzhen Shengtang and translated the fair value from USD to RMB using the exchange rate on March 1, 2021, 2021 at the rate of USD 1.00 to RMB 6.4754, and the net purchase price allocation on the date of the acquisition of Shenzhen Yaodi and translated the fair value from USD to RMB using the exchange rate on May 28, 2021 at the rate of USD 1.00 to RMB 6.3858.

	Fair value	Fair value
	RMB	USD
Cash	7,252,052	1,122,073
Other current assets	14,478,000	2,238,141
Plant and equipment	987,482	152,736
Current liabilities	(16,936,210)	(2,619,871)
Net assets of acquirees	5,781,324	893,079
Gain on acquisition	(5,781,318)	(893,078)
Total consideration	6	1

The amount of sales and net loss that resulted from the acquisitions and included in the consolidated statements of income and comprehensive income during the year ended December 31, 2021 were RMB 103,201,670 and RMB 783,032, respectively.

Acquisition of Shanghai Guoyu

On July 1, 2021, Weidong acquired 99% interest of Shanghai Guoyu Information Technologies Co., Ltd (“Shanghai Guoyu”). The remaining 1% of Shanghai Guoyu is acquired by YY Online. The aggregate purchase price is RMB 20,000,000. On July 19, 2021 Shanghai Guoyu established 100% owned subsidiary Kashi Guoyu Information Technologies Co., Ltd (“Kashi Guoyu”). On July 14, 2021, Weidong transferred its 100% equity interest of Horgas 233 and Horgas Weidong to Shanghai Guoyu.

Shanghai Guoyu is committed to the R&D and application of intelligent visual algorithm technology, using image recognition, data analysis and modeling, virtual imaging, visual artificial intelligence algorithm and other technologies, integrating algorithm and data processing capabilities, and integrating functions from data processing to algorithm application, so as to provide customers with a full stack of intelligent visual algorithm services. At present, Shanghai Guoyu mainly serves the Internet marketing industry. The development of Shanghai Guoyu’s business is closely related to the progress and development of the computer vision industry and the Internet marketing industry.

The Company’s acquisition of Shanghai Guoyu was accounted for as business combination in accordance with ASC 805. The Company then allocated the fair value of consideration of Shanghai Guoyu based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the Business Combination standard issued by the FASB with the valuation methodologies using level 3 inputs, except for other current assets and current liabilities were valued using the cost approach. Management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed and intangible assets identified as of the acquisition date and considered a number of factors including valuations from independent appraisers. Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in general and administrative expense.

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of Shanghai Guoyu based on valuation performed by an independent valuation firm engaged by the Company and translated the fair value from USD to RMB using the exchange rate on July 1, 2021 at the rate of USD 1.00 to RMB 6.4709.

	Fair value	Fair value
	RMB	USD
Copyright	8,955,000	1,383,888
Goodwill	13,283,750	2,052,844
Deferred tax liabilities	(2,238,750)	(345,972)
Total consideration	20,000,000	3,090,760

Software consists of mainly data algorithm software, with a fair value of approximately RMB 9.0 million (USD 1.4 million) and estimated finite useful life of 6 years.

The amount of sales and net income that resulted from the acquisitions and included in the consolidated statements of income and comprehensive income during the year ended December 31, 2021 were immaterial.

Acquisitions of Tapuyu and Pengcheng Keyi

On November 17, 2021, Viwotong Tech entered into Acquisition Framework Agreement to acquire 100% equity interests of Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”), a provider of E-commerce services and application of intelligent visual algorithm technology. The aggregate purchase price is RMB 2 (USD 0.3) and the transaction consummated on November 19, 2021. On November 17, 2021, Viwotong Tech entered into Acquisition Framework Agreement to acquire 100% equity interests of Pengcheng Keyi (Xi’an) Intelligence Technology Co., Ltd. (“Pengcheng Keyi”), a provider of testing equipment development and sales. The aggregate purchase price is RMB 2 (USD 0.3) and the purchase consummated on December 7, 2021.

The Company’s acquisitions of Tapuyu and Pengcheng Keyi were accounted for as business combination in accordance with ASC 805. The Company then allocated the fair value of consideration of Tapuyu and Pengcheng Keyi based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the Business Combination standard issued by the FASB with the valuation methodologies using level 3 inputs, except for other current assets and current liabilities were valued using the cost approach. Management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed and intangible assets identified as of the acquisition date and considered a number of factors including valuations from independent appraisers. Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in general and administrative expense.

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of Tapuyu and translated the fair value from USD to RMB using the exchange rate on November 19, 2021 at the rate of USD 1.00 to RMB 6.3825 and the net purchase price allocation on the date of the acquisition of Pengcheng Keyi and translated the fair value from USD to RMB using the exchange rate on December 7, 2021 at the rate of USD 1.00 to RMB 6.3738.

	Fair value	Fair value
	RMB	USD
Cash	161,638	25,335
Other current assets	1,701,734	266,815
Current liabilities	(1,863,372)	(292,150)
Total consideration	-	-

The amount of sales and net income that resulted from the acquisitions and included in the consolidated statements of income and comprehensive income during the year ended December 31, 2021 were immaterial.

On July 1, 2022, Viwotong Tech entered into an equity transfer agreement to transfer 99.0% and 1.0% of the issued share capital of Pengcheng Keyi to two unrelated individuals at RMB 1.0 and RMB 0.1, respectively. The disposal resulted in a gain from disposal of approximately RMB 66,000 (USD 9,000).